John Hancock
Small Cap Growth Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Shares	Value
Common stocks 98.7%		$620,105,154
(Cost $443,586,040)
Communication services 2.4%		15,399,537
Media 2.4%
TechTarget, Inc. (A)	159,366	15,399,537
Consumer discretionary 15.3%		95,907,356
Auto components 3.0%
Fox Factory Holding Corp. (A)	105,554	18,553,227
Diversified consumer services 0.8%
European Wax Center, Inc., Class A (A)	183,076	4,937,560
Hotels, restaurants and leisure 5.4%
Boyd Gaming Corp. (A)	275,956	16,173,781
Chuy’s Holdings, Inc. (A)	213,447	6,117,391
Texas Roadhouse, Inc.	143,461	11,898,655
Internet and direct marketing retail 1.9%
Overstock.com, Inc. (A)	133,775	11,940,757
Specialty retail 4.2%
Asbury Automotive Group, Inc. (A)	84,575	13,839,853
Leslie’s, Inc. (A)	593,804	12,446,132
Consumer staples 5.6%		35,171,369
Food and staples retailing 4.0%
BJ’s Wholesale Club Holdings, Inc. (A)	262,720	17,378,928
Performance Food Group Company (A)	196,519	7,921,681
Food products 1.6%
Freshpet, Inc. (A)	91,379	9,870,760
Financials 6.2%		39,187,225
Banks 1.4%
First Financial Bankshares, Inc.	173,274	8,649,838
Capital markets 2.4%
PJT Partners, Inc., Class A	201,925	15,362,454
Thrifts and mortgage finance 2.4%
Axos Financial, Inc. (A)	268,061	15,174,933
Health care 24.3%		152,440,121
Biotechnology 6.0%
Avid Bioservices, Inc. (A)	237,580	7,260,445
CareDx, Inc. (A)	137,659	5,938,609
Coherus Biosciences, Inc. (A)	453,583	8,423,036
Halozyme Therapeutics, Inc. (A)	234,016	7,694,446
PTC Therapeutics, Inc. (A)	229,119	8,514,062
Health care equipment and supplies 6.3%
CryoPort, Inc. (A)	217,293	14,436,947
Inmode, Ltd. (A)	155,755	11,837,380
Tandem Diabetes Care, Inc. (A)	101,167	13,001,983
Health care providers and services 4.7%
Addus HomeCare Corp. (A)	97,234	8,480,749
AMN Healthcare Services, Inc. (A)	141,167	16,094,450
Castle Biosciences, Inc. (A)	112,245	4,639,086
Health care technology 2.9%
Omnicell, Inc. (A)	104,460	18,489,420
2	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 4.4%
Medpace Holdings, Inc. (A)	97,548	$20,232,431
NeoGenomics, Inc. (A)	215,910	7,397,077
Industrials 19.8%		124,578,994
Aerospace and defense 2.4%
AeroVironment, Inc. (A)	109,831	8,869,952
RADA Electronic Industries, Ltd. (A)	657,073	6,176,486
Air freight and logistics 1.5%
Air Transport Services Group, Inc. (A)	387,797	9,574,708
Building products 2.8%
Simpson Manufacturing Company, Inc.	151,718	17,502,188
Commercial services and supplies 3.4%
Tetra Tech, Inc.	60,144	11,107,394
The Brink’s Company	169,332	10,356,345
Machinery 5.6%
Astec Industries, Inc.	292,678	18,345,054
Kornit Digital, Ltd. (A)	109,705	16,994,402
Professional services 2.7%
Exponent, Inc.	86,612	10,090,298
FTI Consulting, Inc. (A)	47,164	6,890,189
Trading companies and distributors 1.4%
McGrath RentCorp	112,186	8,671,978
Information technology 23.3%		146,207,045
Communications equipment 3.7%
Calix, Inc. (A)	343,525	23,002,434
Electronic equipment, instruments and components 1.1%
nLight, Inc. (A)	290,083	7,220,166
Semiconductors and semiconductor equipment 10.1%
Onto Innovation, Inc. (A)	209,717	19,746,953
SiTime Corp. (A)	49,054	14,641,638
Synaptics, Inc. (A)	102,002	28,789,044
Software 8.4%
Domo, Inc., Class B (A)	113,328	8,199,281
Everbridge, Inc. (A)	108,963	12,358,583
LivePerson, Inc. (A)	172,924	6,685,242
Rapid7, Inc. (A)	72,235	8,961,474
Workiva, Inc. (A)	119,038	16,602,230
Materials 1.8%		11,213,507
Containers and packaging 1.8%
Ranpak Holdings Corp. (A)	282,955	11,213,507

	Yield (%)	Shares	Value
Short-term investments 1.5%			$9,107,602
(Cost $9,107,602)
Short-term funds 1.5%			9,107,602
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	9,107,602	9,107,602

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Total investments (Cost $452,693,642) 100.2%	$629,212,756
Other assets and liabilities, net (0.2%)	(1,131,954)
Total net assets 100.0%	$628,080,802

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-21.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$4,887,225	$(4,887,272)	$47	—	$124	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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